PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT, NET.
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Software and electronic equipment	11,670	12,059
Buildings	4,763	4,971
Leasehold improvements	11,312	12,063
Total	27,745	29,093
Less: accumulated depreciation	(20,860)	(23,433)
Construction in progress	13	2
Property, plant and equipment, net	6,898	5,662

The Group has recorded depreciation expenses of US$5,196, US$2,571 and US$1,710 during the years ended December 31, 2023, 2024 and 2025, respectively. No impairment was recorded during the years ended December 31, 2023, 2024 and 2025.